                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-6350
                                   ---------------------------------------------

                     Active Assets California Tax-Free Trust
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               (Exact name of registrant as specified in charter)

  1221 Avenue of the Americas, New York, New York                    10020
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     (Address of principal executive offices)                      (Zip code)

                                Amy Doberman Esq

                                Managing Director

                     Morgan Stanley Investment Advisors Inc.

                           1221 Avenue of the Americas

                            New York, New York 10020
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                     (Name and address of agent for service)

Registrant's telephone number, including area code:  800-869-6397
                                                    ----------------------------

Date of fiscal year end:    6/30
                         --------------------

Date of reporting period    7/1/04 - 6/30/05
                         --------------------

The registrant held no Securities during the period July 1, 2004 through
June 30, 2005 which required proxy votes and therefore there are no voting records to report.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-06350
Reporting Period: 07/01/2004 - 06/30/2005
Active Assets California Tax-Free Trust

=================== ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST ====================

========== END NPX REPORT

                                   SIGNATURES

         Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):   Active Assets California Tax-Free Trust
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By  (Signature and Title):

                                          /s/ Ronald E. Robison

                           Principal Executive Officer - Office of the Funds
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Date     August 25, 2005
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